Share-Based Payments (Details Narrative) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Weighted average year remaining contractual life	1 year 1 month 13 days	1 year 2 months 8 days	1 year 6 months 3 days	7 months 6 days
Number of shares issued	210,889,961		210,889,961	180,202,285
Share based payments	$ (96,655)	$ (809,172)	$ (780,235)	$ (1,200,053)
Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				24,000,000
Number of shares issued post-consolidation				2,400,000
Share based payments	$ (304,927)	$ 137,622	$ 300,076	$ 475,053
Performance Rights Granted [Member]
IfrsStatementLineItems [Line Items]
Share price of granted			$ 1.30	$ 1.30
Share based payments			$ 300,076	$ 163,053
Share-based payment expense			$ 304,927